Expense Example {- Fidelity Series International Developed Markets Bond Index Fund} - NF_12.31 Fidelity Series International Developed Markets Bond Index Fund Series PRO-01 - Fidelity Series International Developed Markets Bond Index Fund - Fidelity Series International Developed Markets Bond Index Fund
Aug. 04, 2021 USD ($)
Expense Example:
1 year	none
3 years	none